Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 05, 2019	Feb. 29, 2016
Equity (Details) [Line Items]
Re-pricing stock options	141,229
Stock options at an exercise price	$ 10.0	$ 10.25
Total equity-based compensation expense		$ 1,405	$ 1,942	$ 1,983
Total unrecognized compensation cost related to non-vested options		$ 2,567
Restricted shares				29,500
Majority-owned subsidiary granted shares				88,500
Options granted		155,000
Cash dividend per common share					$ 0.22
Cash dividend total amount					$ 11,009
Sapiens [Member]
Equity (Details) [Line Items]
Options granted				122,730
Sapiens [Member] | Maximum [Member]
Equity (Details) [Line Items]
Ownership percentage				94.25%
Sapiens [Member] | Minimum [Member]
Equity (Details) [Line Items]
Ownership percentage				92.89%
2011 Plan [Member]
Equity (Details) [Line Items]
Total number of common shares available		4,000,000
Director [Member]
Equity (Details) [Line Items]
Re-pricing stock options	170,000
Exercise price range minimum	$ 11.5
Exercise price range maximum	$ 12.2
Director [Member] | 2011 Plan [Member]
Equity (Details) [Line Items]
Total number of common shares available						4,000,000
Common shares available for future grant		3,044,730
Employees and Directors [Member]
Equity (Details) [Line Items]
Weighted average grant date fair values of options granted		$ 4.24	$ 3.43	$ 4.17
Total intrinsic value of options exercised		$ 2,301	$ 1,641	$ 5,739